[USAA      9800 Fredericksburg Road
EAGLE      San Antonio, Texas 78288
LOGO (R)]




                               September 30, 2009
VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

RE:    USAA Mutual Funds Trust
       Post-Effective Amendment No. 47 to
       Registration Statement on Form N-1A
       1933 Act File No. 33-65572
       1940 Act File No. 811-7852

Dear Sir or Madam:

On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the "Registrant"), we hereby enclose for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 47 (the "Amendment") to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith, and marked to indicate changes effected by the Amendment. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.

As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on December 1, 2009, pursuant to Rule 485(a)(1) under the 1933 Act.

The Amendment is being filed with respect to the USAA Mutual Funds Trust (Aggressive Growth Fund Shares, Aggressive Growth Fund Institutional Shares, Growth Fund Shares, Growth Fund Institutional Shares, Growth & Income Fund, Income Stock Fund Shares, Income Stock Fund Institutional Shares, Income Fund Shares, Income Fund Institutional Shares, Short-Term Bond Fund Shares, Short-Term Bond Fund Institutional Shares, Money Market Fund, Science &
Technology Fund, First Start Growth Fund, Intermediate-Term Bond Fund Shares, Intermediate-Term Bond Fund Institutional Shares, High-Yield Opportunities Fund Shares, High-Yield Opportunities Fund Institutional Shares, Small Cap Stock Fund Shares, Small Cap Stock Fund Institutional Shares, Capital Growth Fund, Value Fund Shares, and Value Fund Institutional Shares.) to: (1) comply with the new requirements under Form N-1A, (2) bring the financial statements and other information up to date pursuant to Section 10(a)(3) of the 1933 Act, and in conjunction therewith, (3) to make such other non-material changes as appropriate.

If you have any questions with respect to the enclosed, please call me at (210) 498-4103 or James G. Whetzel at (210) 498-4628.

                                           Sincerely,


                                           /S/ Christopher P. Laia
                                           Christopher P. Laia
                                           Vice President
                                           Securities Counsel
Enclosures
cc:  K&L Gates LLP


       USAA Investment Management Company